Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2014
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000877233
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2015
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014